QUARTERLY FINANCIAL DATA (Tables)	12 Months Ended
Dec. 31, 2015
Quarterly Financial Data (Tables) [Abstract]
Schedule Of Quarterly Financial Data [Text Block]
SEMPRA ENERGY
(In millions, except per share amounts)
	Quarters ended
	March 31	June 30	September 30	December 31
2015:
Revenues	$2,682	$2,367	$2,481	$2,701
Expenses and other income	$2,076	$1,971	$2,211	$2,269

Net income	$458	$320	$282	$388
Earnings attributable to Sempra Energy	$437	$295	$248	$369

Basic per-share amounts(1):
Net income	$1.85	$1.29	$1.14	$1.56
Earnings attributable to Sempra Energy	$1.76	$1.19	$1.00	$1.48
Weighted average common shares outstanding	247.7	248.1	248.4	248.7

Diluted per-share amounts(1):
Net income	$1.83	$1.27	$1.12	$1.54
Earnings attributable to Sempra Energy	$1.74	$1.17	$0.99	$1.47
Weighted average common shares outstanding	251.2	251.5	251.0	251.5
2014:
Revenues	$2,795	$2,678	$2,815	$2,747
Expenses and other income	$2,408	$2,302	$2,368	$2,433

Net income	$266	$292	$383	$321
Earnings attributable to Sempra Energy	$247	$269	$348	$297

Basic per-share amounts(1):
Net income	$1.09	$1.19	$1.56	$1.31
Earnings attributable to Sempra Energy	$1.01	$1.10	$1.41	$1.21
Weighted average common shares outstanding	245.3	245.7	246.1	246.4

Diluted per-share amounts(1):
Net income	$1.07	$1.17	$1.53	$1.28
Earnings attributable to Sempra Energy	$0.99	$1.08	$1.39	$1.18
Weighted average common shares outstanding	249.7	250.1	250.8	251.3
(1)	Earnings per share are computed independently for each of the quarters and therefore may not sum to the total for the year.

SDG&E
(Dollars in millions)
	Quarters ended
	March 31	June 30	September 30	December 31
2015:
Operating revenues	$966	$972	$1,230	$1,051
Operating expenses	684	745	930	802
Operating income	$282	$227	$300	$249

Net income	$151	$130	$182	$143
(Earnings) losses attributable to noncontrolling interest	(4)	(4)	(12)	1
Earnings attributable to common shares	$147	$126	$170	$144
2014:
Operating revenues	$987	$1,063	$1,233	$1,046
Operating expenses	766	821	957	826
Operating income	$221	$242	$276	$220

Net income	$101	$129	$169	$128
Earnings attributable to noncontrolling interest	(2)	(6)	(12)	―
Earnings attributable to common shares	$99	$123	$157	$128

SOCALGAS
(Dollars in millions)
	Quarters ended
	March 31	June 30	September 30	December 31
2015:
Operating revenues	$1,048	$780	$620	$1,041
Operating expenses	728	686	633	834
Operating income (loss)	$320	$94	$(13)	$207

Net income (loss)	$214	$71	$(8)	$143
Dividends on preferred stock	―	(1)	―	―
Earnings (losses) attributable to common shares	$214	$70	$(8)	$143
2014:
Operating revenues	$1,085	$917	$855	$998
Operating expenses	956	795	702	881
Operating income	$129	$122	$153	$117

Net income	$78	$81	$98	$76
Dividends on preferred stock	―	(1)	―	―
Earnings attributable to common shares	$78	$80	$98	$76